Right of use assets	12 Months Ended
Dec. 31, 2020
Right of use assets
Right of use assets

12 Right of use assets

Property
£ 000
Cost or valuation
At January 1, 2019	867
Additions	578
At December 31, 2019	1,445
At December 31, 2020	1,445
Depreciation
At January 1, 2019	72
Charge for year	171
At December 31, 2019	243
Charge for the year	140
At December 31, 2020	383
Net book value
At December 31, 2020	1,062
At December 31, 2019	1,202
As at January 1, 2019	795

The right of use asset is a leasehold property at Camwal Court, Bristol, UK. Further information on the lease liability of this lease can be found in note 18 Leases.